Fair Value of Pension Plan Assets and Liabilitiesase (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	$ 353
U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	220
U.S. Pension | Fixed Income | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	6
U.S. Pension | Fixed Income | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	54
U.S. Pension | Equity | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	149
U.S. Pension | Equity | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	11
International Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	133
International Pension | Fixed Income | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	8
International Pension | Fixed Income | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	1
International Pension | Fixed Income | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	29
International Pension | Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	35
International Pension | Equity | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	25
International Pension | Equity | Common Stock Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	17
International Pension | Equity | Common Stock Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	1
International Pension | Equity | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	18
International Pension | Equity | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	10
International Pension | Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	7
Fair Value, Inputs, Level 1 | U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	19
Fair Value, Inputs, Level 1 | U.S. Pension | Equity | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	19
Fair Value, Inputs, Level 1 | International Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	124
Fair Value, Inputs, Level 1 | International Pension | Fixed Income | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	8
Fair Value, Inputs, Level 1 | International Pension | Fixed Income | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	1
Fair Value, Inputs, Level 1 | International Pension | Fixed Income | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	29
Fair Value, Inputs, Level 1 | International Pension | Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	35
Fair Value, Inputs, Level 1 | International Pension | Equity | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	25
Fair Value, Inputs, Level 1 | International Pension | Equity | Common Stock Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	17
Fair Value, Inputs, Level 1 | International Pension | Equity | Common Stock Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	1
Fair Value, Inputs, Level 1 | International Pension | Equity | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	18
Fair Value, Inputs, Level 1 | International Pension | Equity | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	8
Fair Value, Inputs, Level 2 | U.S. Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	201
Fair Value, Inputs, Level 2 | U.S. Pension | Fixed Income | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	6
Fair Value, Inputs, Level 2 | U.S. Pension | Fixed Income | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	54
Fair Value, Inputs, Level 2 | U.S. Pension | Equity | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	130
Fair Value, Inputs, Level 2 | U.S. Pension | Equity | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	11
Fair Value, Inputs, Level 2 | International Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	9
Fair Value, Inputs, Level 2 | International Pension | Equity | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	2
Fair Value, Inputs, Level 2 | International Pension | Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan	$ 7